INCOME TAXES (Details 2) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Deferred tax assets	$ 6,417,948	$ 6,171,601	$ 6,079,120
Less Valuation allowance	(6,417,948)	(6,171,601)	(6,079,120)
Net deferred tax assets
North America [Member]
Deferred tax assets	6,047,290	5,874,417	5,846,486
Outside North America [Member]
Deferred tax assets	$ 370,658	$ 297,184	$ 232,634